COMMITMENTS	12 Months Ended
Sep. 30, 2012
COMMITMENTS
COMMITMENTS

Note 11—Commitments

We lease certain office, manufacturing and warehouse space, vehicles, and other office equipment under noncancelable operating leases expiring in various years through 2024. These leases, some of which may be renewed for periods up to 10 years, generally require us to pay all maintenance, insurance and property taxes. Several leases are subject to periodic adjustment based on price indices or cost increases. Rental expense (net of sublease income of $0.4 million in 2012 and $0.6 million in 2011, 2010 and 2009 respectively) for all operating leases amounted to $10.2 million, $9.1 million, $8.0 million and $6.6 million in 2012, 2011, 2010 and 2009 respectively.

Future minimum payments, net of minimum sublease income, under noncancelable operating leases with initial terms of one year or more consist of the following at September 30, 2012 (in thousands):

2013	$8,734
2014	7,082
2015	5,311
2016	3,904
2017	4,987
Thereafter	6,691

$36,709